Debt (Non-recourse Debt Narrative) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Loss on extinguishment of debt					$ 15	$ 78	$ 186
Restricted cash and debt service reserves	$ 424				424	370
Restricted net assets	1,200				1,200
Finance Lease, Liability, Current	6				6	6
Proceeds From Issuance Of Nonrecourse Debt					5,788	1,644	$ 4,680
Restricted Cash
Debt Instrument [Line Items]
Restricted cash and debt service reserves	285				285	175
Debt Service Reserves
Debt Instrument [Line Items]
Restricted cash and debt service reserves	139				139	$ 195
AES Renewable Holdings
Debt Instrument [Line Items]
Loss on extinguishment of debt					12
Non-Recourse Debt | DPL Subsidiary
Debt Instrument [Line Items]
Repayments of long-term debt			$ 0
Loss on extinguishment of debt			0
Proceeds From Issuance Of Nonrecourse Debt			140
Non-Recourse Debt | AES Clean Energy
Debt Instrument [Line Items]
Repayments of long-term debt					(815)
Loss on extinguishment of debt					12
Proceeds From Issuance Of Nonrecourse Debt					1,153
Non-Recourse Debt | AES Bulgaria
Debt Instrument [Line Items]
Repayments of long-term debt	0
Loss on extinguishment of debt	0
Proceeds From Issuance Of Nonrecourse Debt	$ 159
Non-Recourse Debt | AES Andes
Debt Instrument [Line Items]
Repayments of long-term debt					(217)
Loss on extinguishment of debt					0
Proceeds From Issuance Of Nonrecourse Debt					999
Non-Recourse Debt | AES Brasil
Debt Instrument [Line Items]
Repayments of long-term debt					(201)
Loss on extinguishment of debt					0
Proceeds From Issuance Of Nonrecourse Debt					779
Non-Recourse Debt | IPL Subsidiary [Member]
Debt Instrument [Line Items]
Repayments of long-term debt					(200)
Loss on extinguishment of debt					0
Proceeds From Issuance Of Nonrecourse Debt					$ 550
Non-Recourse Debt | Mercury Chile Hold Co LLC
Debt Instrument [Line Items]
Repayments of long-term debt				$ (350)
Loss on extinguishment of debt				0
Proceeds From Issuance Of Nonrecourse Debt				710
Non-Recourse Debt | AES Hispanola Holdings BV
Debt Instrument [Line Items]
Repayments of long-term debt				0
Loss on extinguishment of debt				0
Proceeds From Issuance Of Nonrecourse Debt				$ 500
Non-Recourse Debt | AES El Salvador
Debt Instrument [Line Items]
Repayments of long-term debt			(345)
Loss on extinguishment of debt			0
Proceeds From Issuance Of Nonrecourse Debt			$ 348
Non-Recourse Debt | AES Dominicana Renewable Energy
Debt Instrument [Line Items]
Repayments of long-term debt		$ 0
Loss on extinguishment of debt		0
Proceeds From Issuance Of Nonrecourse Debt		$ 120